CONTINGENT SHARES PAYABLE AND EARNOUT LIABILITIES - Contingent Shares (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Business Combination, Contingent Consideration, Liability [Roll Forward]
Balance at beginning	$ 20,265	$ 34,589
Change in Fair Value of Contingent Liabilities		(14,324)
Reclassification of Contingent Shares Payable to Additional Paid-In Capital	(20,265)
Balance at ending	$ 0	$ 20,265